Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	S-3
Entity Registrant Name	TAOWEAVE, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	77-0312442
Entity Address, Address Line One	110 16th Street, Suite 1400 #1024
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	213
Local Phone Number	683-8863
Contact Personnel Name	David C. Clark
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0000746210
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false